Stockholders' Deficiency - Schedule of Share based Payment Award Warrants Valuation Assumptions (Details) - Warrant [Member]	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Expected term (years)	5 years	5 years	5 years			5 years
Expected volatility	120.00%	126.00%
Expected dividends	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Minimum [Member]
Risk free interest rate	1.98%	1.01%	1.98%	0.44%	0.44%	1.29%
Expected term (years)				8 months 2 days	8 months 1 day
Expected volatility			120.00%	124.00%	124.00%	120.00%
Maximum [Member]
Risk free interest rate	2.22%	1.41%	2.33%	1.47%	2.07%	1.75%
Expected term (years)				5 years	5 years
Expected volatility			132.00%	126.00%	152.00%	122.00%